Term Loans (Details 1) (Term Loans [Member], USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Term Loans [Member]
Schedule of future maturities of debt
2013		$ 1,465,179
2014		1,473,179
2015		2,123,179
2016		3,585,679
2017		6,865,549
Long-term Debt	$ 15,193,557	$ 15,512,765	$ 1,104,987